UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington,  D.C.  20549"
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	"September 30, 2004"

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	"Arbor Capital Management, LLC"
Address:	One Financial Plaza
	"120 S. Sixth St., Ste. 1000"
	"Minneapolis, MN  55402"

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

"Signature, Place, and Date of Signing:"

/s/ Rick D. Leggott	"Minneapolis, MN"	10/1/2004
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

"[ ] 13F Notice (Check here if no holdings reported are in this report," and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	"1,329,742 "

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all "institutional investment managers with respect to which this report is filed, " other than the manager filing this report. None





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC                     COM              002567105     7801   599600 SH       SOLE                   492000            107600
ADVANCED NEUROMODULATION SYS C COM              00757T101     6577   216715 SH       SOLE                   177912             38803
ALIGN TECHNOLOGY INC           COM              016255101    19539  1278700 SH       SOLE                  1049700            229000
ALTIRIS INC COM                COM              02148M100    10375   327800 SH       SOLE                   269600             58200
AMERICAN HEALTHWAYS INC        COM              02649V104    28749   987600 SH       SOLE                   810700            176900
AMERICAN PHARMACEUTICALS       COM              02886P109    15505   562376 SH       SOLE                   461901            100475
AMSURG INC                     COM              03232P405     8886   419553 SH       SOLE                   344653             74900
ANGIODYNAMICS INC              COM              03475V101     7020   589400 SH       SOLE                   484000            105400
ARTHROCARE CORP                COM              043136100     9341   318900 SH       SOLE                   261600             57300
ASK JEEVES INC.                COM              045174109    13967   427000 SH       SOLE                   350800             76200
AUTOBYTEL INC.                 COM              05275N106     8260   920800 SH       SOLE                   756400            164400
BEACON ROOFING SUPPLY INC      COM              073685109     8635   526500 SH       SOLE                   431400             95100
BJ's RESTAURANTS, INC.         COM              09180c106    17692  1114800 SH       SOLE                   915400            199400
BLACKBOARD INC                 COM              091935502    14449   842000 SH       SOLE                   691200            150800
BLUE NILE INC                  COM              09578R103    29362   871800 SH       SOLE                   715600            156200
BONE CARE INTERNATIONAL INC    COM              098072101    17331   713200 SH       SOLE                   585300            127900
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107     1982    36500 SH       SOLE                    29900              6600
C H ROBINSON WORLDWIDE INC     COM              12541W100    34510   743900 SH       SOLE                   611200            132700
CALLWAVE INC                   COM              13126N101     5682   595000 SH       SOLE                   488800            106200
CLOSURE MED CORP               COM              189093107     6936   487100 SH       SOLE                   400000             87100
COGNIZANT TECHNLGY SLTNS CORP  COM              192446102    27532   902400 SH       SOLE                   741000            161400
CONCUR TECHNOLOGIES INC        COM              206708109    17729  1690100 SH       SOLE                  1387800            302300
CONNETICS CORP                 COM              208192104    31246  1156400 SH       SOLE                   949200            207200
COOPER COMPANIES               COM              216648402    26508   386700 SH       SOLE                   317800             68900
CORPORATE EXECUTIVE BRD CO     COM              21988R102    27399   447400 SH       SOLE                   367315             80085
DICK'S SPORTING GOODS INC      COM              253393102    10604   297700 SH       SOLE                   244400             53300
DIGENE CORP                    COM              253752109    14538   560000 SH       SOLE                   459800            100200
EDUCATION MGMT CORP COM        COM              28139T101    18656   700300 SH       SOLE                   575100            125200
ENCORE CAP GROUP INC           COM              292554102    29519  1566000 SH       SOLE                  1285500            280500
ENDOCARDIAL SOLUTIONS INC      COM              292962107    10212   882600 SH       SOLE                   725600            157000
EON LABS INC                   COM              29412E100    14771   680700 SH       SOLE                   559200            121500
EPICOR SOFTWARE CORP           COM              29426L108    10358   861000 SH       SOLE                   706700            154300
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    14912  1118701 SH       SOLE                   918901            199800
F5 NETWORKS INC                COM              315616102    14986   492000 SH       SOLE                   403900             88100
FACTSET RESH SYS INC           COM              303075105    24943   517500 SH       SOLE                   424920             92580
FORMFACTOR INC                 COM              346375108    17286   892400 SH       SOLE                   732600            159800
GANDER MOUNTAIN CO             COM              36471P108    19407   969600 SH       SOLE                   795900            173700
GREENFIELD ONLINE              COM              395150105    14706   724100 SH       SOLE                   594600            129500
GUITAR CENTER INC              COM              402040109    30851   712500 SH       SOLE                   585100            127400
INVESTORS FINL SVCS CORP DEL   COM              461915100    34696   768800 SH       SOLE                   631520            137280
IPAYMENT INC COM               COM              46262E105    25012   622798 SH       SOLE                   511400            111398
JOS A BANK CLOTHIERS           COM              480838101    24406   881725 SH       SOLE                   724100            157625
KNIGHT TRANSPORT INC           COM              499064103    17107   798663 SH       SOLE                   655263            143400
LASERSCOPE                     COM              518081104    29730  1466700 SH       SOLE                  1204700            262000
LIFE TIME FITNESS INC.         COM              53217R207     9232   359800 SH       SOLE                   295300             64500
LIFECELL CORPORATION           COM              531927101    10726  1072600 SH       SOLE                   880500            192100
LIVEPERSON INC                 COM              538146101     2290   700300 SH       SOLE                   575200            125100
MAGMA DESIGN AUTOMATION COM    COM              559181102    13745   911500 SH       SOLE                   748300            163200
MARTEK BIOSCIENCES CORP        COM              572901106    17413   358000 SH       SOLE                   293800             64200
MERGE TECHNOLOGIES INC.        COM              589981109     7858   455300 SH       SOLE                   373900             81400
MICREL INC                     COM              594793101    14248  1368700 SH       SOLE                  1123500            245200
NETFLIX COM INC COM            COM              64110L106    19648  1274200 SH       SOLE                  1046000            228200
O REILLY AUTOMOTIVE INC        COM              686091109    26998   705100 SH       SOLE                   579100            126000
ODYSSEY HEALTHCARE INC         COM              67611V101    21587  1216153 SH       SOLE                   998003            218150
OMNICELL INC                   COM              68213N109    13613  1029748 SH       SOLE                   845348            184400
OPEN SOLUTIONS INC             COM              68371P102    32314  1294100 SH       SOLE                  1063000            231100
P F CHANGS CHINA BISTRO INC    COM              69333Y108    22073   455200 SH       SOLE                   373894             81306
PALOMAR MED TECHNOLOGIES INC   COM              697529303    23148  1056000 SH       SOLE                   867100            188900
PARKERVISION INC               COM              701354102     5027  1272600 SH       SOLE                  1042300            230300
PORTFOLIO RECOVERY ASSOC       COM              73640Q105    14645   498300 SH       SOLE                   409000             89300
PROVIDE COMMERCE INC           COM              74373W103    18272   874700 SH       SOLE                   718400            156300
PROVIDENCE SVC CORP            COM              743815102    16155   834000 SH       SOLE                   685000            149000
RED ROBIN GOURMET BURGERS      COM              75689M101    24433   559500 SH       SOLE                   459500            100000
RESMED INC                     COM              761152107    33098   695200 SH       SOLE                   571000            124200
RIGHTNOW TECHNOLOGIES INC      COM              76657R106     4418   352600 SH       SOLE                   290500             62100
SAFENET INC                    COM              78645R107    17849   676600 SH       SOLE                   555400            121200
SALIX PHARMACEUTICALS LTD      COM              795435106    22044  1024350 SH       SOLE                   841150            183200
SHUFFLE MASTER INC             COM              825549108    19281   514700 SH       SOLE                   446800             67900
SRA INTL INC CL A              COM              78464R105    29933   580555 SH       SOLE                   477155            103400
THOMAS NELSON INC.             COM              640376109      614    31400 SH       SOLE                    25700              5700
TRANSACT TECHNOLOGIES INC      COM              892918103    25064   969600 SH       SOLE                   795700            173900
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    16814  1369200 SH       SOLE                  1124569            244631
ULTRALIFE BATTERIES INC        COM              903899102     3698   363600 SH       SOLE                   298700             64900
VERINT SYS INC                 COM              92343X100    34460   935401 SH       SOLE                   767901            167500
WEBSIDESTORY                   COM              947685103     6706   725000 SH       SOLE                   595400            129600
WITNESS SYSTEMS INC            COM              977424100    22625  1407900 SH       SOLE                  1155500            252400